Guarantees - Additional Information (Detail) - CAD CAD in Millions	Dec. 31, 2014	Dec. 31, 2013
Guarantor Obligations [Line Items]
Residual value guarantees on operating lease commitments	CAD 120
Accrued guarantees recorded in accounts payable and accrued liabilities	CAD 3	CAD 6